Risk Management - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 10,136	$ 10,690
Reverse repurchase transactions recorded as short-term receivables	466	895
Repurchase transactions recorded as payables	$ 202	895
Term of credit default swaps	5 years
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	$ 6,718	7,949
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 154	$ 215
Percentage ceded to reinsurers	91.00%	91.00%	91.00%	91.00%
Exposure to credit risk	$ 22,264	$ 25,247
Net exposure after offsetting agreements and benefit of fair value of collateral held	$ 17,984	$ 22,465
Variable annuity guarantee liabilities, rebalanced basis point intervals	20.00%
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%	95.00%	95.00%
Total unencumbered assets	$ 470,200	$ 477,700
FHLBI facility [Member]
Disclosure of Risk Management [line items]
Estimated maximum borrowing capacity			$ 4,300	$ 3,800
Amounts outstanding			500	$ 500
10% [member]
Disclosure of Risk Management [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%
20% [member]
Disclosure of Risk Management [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%
30% [member]
Disclosure of Risk Management [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%
50 basis point decrease in interest [member]
Disclosure of Risk Management [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
Sensitivity of net income attributed to shareholders	50.00%
50 basis point increase in interest [member]
Disclosure of Risk Management [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
Sensitivity of net income attributed to shareholders	50.00%
Reinsurance contracts held [Member]
Disclosure of Risk Management [line items]
Reinsurance assets	$ 40,249	44,053
U.S.banks [Member] | Unsecured revolving credit facility [Member]
Disclosure of Risk Management [line items]
Estimated maximum borrowing capacity			$ 500
Amounts outstanding	0	0
Canadian chartered banks [Member] | Unsecured revolving credit facility [Member]
Disclosure of Risk Management [line items]
Estimated maximum borrowing capacity	500
Fixed Surplus Note [Member]
Disclosure of Risk Management [line items]
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Bottom of range [Member]
Disclosure of Risk Management [line items]
Global retention limit	30
Top of range [Member]
Disclosure of Risk Management [line items]
Global retention limit		35
Derivatives [Member]
Disclosure of Risk Management [line items]
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	1,357	1,582
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0	$ 0
AA Credit Grades or Higher [Member]
Disclosure of Risk Management [line items]
Derivative exposure with counterparties, percentage	33.00%	36.00%
Securities lending [Member]
Disclosure of Risk Management [line items]
Loaned securities included in invested assets	$ 626	$ 723
Largest single counterparty exposure without master netting agreements or the benefit of collateral held	0
Largest single counterparty exposure with master netting agreements or the benefit of collateral held	$ 0